Operating Leases	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Operating Leases

18. Operating Leases

The Company leases buildings and machinery and equipment under various lease agreements expiring on dates through 2039. Rental expense recorded for operating leases for the years ended December 31, 2012, 2011 and 2010 was $617,195, $601,070 and $563,182, respectively. For information regarding intercompany operating leases, see Note 3 a).

Future minimum rental payments under noncancelable operating leases for the five years succeeding December 31, 2012 and thereafter are:

2013	$566,320
2014	506,512
2015	443,472
2016	375,843
2017	351,646
Thereafter	1,044,570
3,288,363